Business Combination (Tables)	12 Months Ended
Dec. 31, 2015
Business Combination [Abstract]
Schedule of allocation of the consideration of the assets acquired and liabilities assumed based on their fair value
RMB 000
Cash consideration	61,169
Contingent deferred consideration	15,457
Total consideration	76,626
Cash consideration injected to Rumble	61,169
Cash and cash equivalent of Rumble as at acquisition date(i)	4,551
Identifiable intangible asset - Game engine	15,904
Other assets	6,533
Goodwill	56,773
Convertible loans and convertible notes(i)	(24,468)
Liabilities assumed	(21,498)
Deferred tax liabilities	(1,300)
Fair value of non-controlling interests	(21,038)
Total	76,626